Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment consist of the following:

	June 30, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Office equipment	55,373	55,373	43,535
Office furniture and fixtures	12,096	12,096	9,510
Leasehold improvements	94,516	94,516	74,311
Automobiles	79,905	79,905	62,823
Subtotal	241,890	241,890	190,179
Less: asset written off	—	(186,517)	(146,644)
Less: accumulated depreciation	(163,203)	(54,710)	(43,014)
Total	78,687	663	521